Cash and cash equivalents (Details Textual) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	€ 7,363	€ 5,674	€ 5,209	€ 6,614
Short-term deposits, classified as cash equivalents	€ 5,591	€ 4,379
Average interest rate of financial assets within 90 days	(0.03%)	(0.01%)